EXPLORATION AND EVALUATION ASSETS (Details)		11 Months Ended	12 Months Ended
		Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) a
Exploration And Evaluation Assets [Roll Forward]
Carrying amount, beginning balance			$ 504,750
Carrying amount, ending balance		$ 504,750	2,431,229
Titan Project [Member]
Exploration And Evaluation Assets [Roll Forward]
Carrying amount, beginning balance	[1]	0	504,750 [2]
Additions	[1]	504,750	1,926,479
Carrying amount, ending balance	[1]	$ 504,750 [2]	$ 2,431,229
Area of land | a			11,071
Area of land owned | a			453
Area of land subject to exclusive option agreements | a			10,618

[1]	At June 30, 2022, the Titan Project comprised of approximately 11,071 acres of surface and associated mineral rights in Tennessee prospective for heavy mineral sands, including titanium, rare earth minerals, high grade silica sand, and zircon, of which approximately 453 acres are owned and approximately 10,618 acres are subject to exclusive option agreements. These exclusive option agreements, upon exercise, allow the Group to lease, or in some cases purchase, the surface property and associated mineral rights.
[2]	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.